Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000237474
Shareholder Report [Line Items]
Fund Name	Main BuyWrite ETF
Trading Symbol	BUYW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main BuyWrite ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/buyw/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/buyw/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main BuyWrite ETF	$49	0.98%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 661,453,655
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,606,189
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$661,453,655
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$2,606,189
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.2%
Money Market Funds	3.8%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Equity Option	-10.0%
Index Option	-0.0%
Money Market Funds	4.3%
Equity	106.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	52.7%
VanEck Semiconductor ETF	12.3%
Invesco Nasdaq 100 ETF	11.6%
Utilities Select Sector SPDR Fund	10.5%
Communication Services Select Sector SPDR Fund	10.1%
Consumer Discretionary Select Sector SPDR Fund	9.0%
State Street Institutional Money Market Fund, Premier Class	4.3%
S&P 500 Index, 12/19/25 5600.0 Call	-0.0%
Consumer Discretionary Select Sector SPDR Fund, 12/19/25 200.0 Call	-0.8%
Communication Services Select Sector SPDR Fund, 06/20/25 88.0 Call	-1.0%